SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - RPSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
Share-based payment transaction
Vesting period	3 years
Balance at January 1 | EquityInstruments	4,208	4,091
Granted | EquityInstruments	766	1,539
Reinvested | EquityInstruments	27	72
Redeemed | EquityInstruments	(1,174)	(611)
Forfeited | EquityInstruments	(115)	(883)
Outstanding at end of period | EquityInstruments	3,712	4,208
Balance at January 1 | $ / shares	$ 6.13	$ 6.47
Granted | $ / shares	$ 15.07	$ 6.87
Reinvested | $ / shares	7.61	6.15
Redeemed | $ / shares	$ 7.04	$ 8.79
Forfeited | $ / shares	10.46	7.17
Outstanding at end of period | $ / shares	$ 7.56	$ 6.13